Post-Employee Benefit Obligations - Summary of Presentation of Net Actuarial Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 1,836,362
Benefits paid	(778)	$ (2,295)
Contributions paid	(284,308)	(359,724)
Return on plan assets, excluding interest	(97,592)	(268,916)
Foreign currency translation differences	695,254	112,309
Transfer to Financial Debt	176,759
Ending balance	1,624,217	1,836,362
Net Actuarial Liability
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	1,836,362	1,343,507
Net interest cost	104,903	108,672
Service cost	6,278	11,255
Benefits paid	(10,602)	(12,668)
Contributions paid	(133,195)	(121,088)
Actuarial (gains) losses from changes in financial assumptions	33,096	678,722
Actuarial (gains) losses from changes in experience adjustments	568,564	144,140
Return on plan assets, excluding interest	(97,592)	(268,916)
Changes in the asset limit	(26,886)	27,679
Minimum finding required (IFRIC 14)	(377)	(5,483)
Past service cost Defined benefit plan obligations	(18,949)	(8,643)
Transfer of employees	(390,993)	(153)
Foreign currency translation differences	226	(60,662)
Defined benefit plan obligation reductions	(176,759)
Defined benefit plan obligation reductions (*)	(69,859)
Ending balance	$ 1,624,217	$ 1,836,362